Reply Attention of	Cam McTavish
Direct Tel.	604.891.7731
EMail Address	czm@cwilson.com
Our File No.	29537-0001 / CW890849.2

November 29, 2006

VIA COURIER AND EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-7010

USA

Attention:	Pamela A. Long

Assistant Director

Dear Sirs/Mesdames:

Re: Lions Gate Lighting Corp. Pre-effective Amendment No. 1 to Registration Statement on Form SB-2 Filed on September 22, 2006 File No. 333-135717

Thank you for your letter of October 3, 2006 with respect to Amendment No. 1 to the Registration Statement on Form SB-2 filed by Lions Gate Lighting Corp. (the “Company”) on September 22, 2006.

We enclose three black-lined copies of Amendment No. 2 of the Form SB-2 (the “Form SB-2/A”). Page references used in this letter relate to the enclosed black-lined versions of the Form SB-2/A. Our responses are numbered in a manner that corresponds with your comments as set out in your letter of October 3, 2006.

Summary of Financial Data, page 6

1.            It appears that the numbers you are reflecting as your net loss for the period are actually your net comprehensive loss for the period. Please advise or revise.

Page 6 of the Form SB-2/A has been revised to include the net loss for the period from the date of inception to February 28, 2006 and the interim period ended August 31, 2006.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

Legal Proceedings, page 18

2.            Identify the customer that is the other party to the proceeding in the Small Claims Court of British Columbia, Canada. See Item 103(3) of Regulation S-B.

Page 18 of the Form SB-2/A has been revised to disclose the customer and the other information required to be disclosed pursuant to Item 103 of Regulation S-B.

Current and Anticipated Sources of Revenue, page 24

3.            We assume the statement that “33” of Lions Gate Lighting’s sales originated from the signage products category during the three months ended May 31, 2006 should read that “33%” of Lions Gate Lighting’s sales originated from the signage products category during the three months ended May 31, 2006. Please revise to clarify.

Page 24 of the Form SB-2/A has been revised to clarify that the number 33 refers to a percentage of sales.

Current Business, page 23

4.            We note that you have included a third party website in response to prior comment 11. Please clarify, if true, that the website does not constitute a part of the prospectus.

Page 23 of the Form SB/2/A has been revised to disclose that the information contained in the website does not form part of the prospectus.

Marketing, page 25

5.            We note your response to prior comment 16 and new disclosure in this section. Please revise to clarify, if true, that customers may purchase products from Lions Gate Lighting over the Internet, but that payment is made through PayPal. Explain here or in the section entitled “Revenue Processing” how customers purchase from Lions Gate Lighting using PayPal although Lions Gate Lighting does not accept the PayPal payments through its website. For example, are customers somehow directed to Paypal site for payment when they place an order with Lions Gate Lighting through Lions Gate Lighting’s website? Is it even possible for customers to place orders for Lions Gate Lighting’s products through Lions Gate Lighting’s website?

Page 25 of the Form SB-2/A states that customers cannot purchase products through the Company’s website, but that such customers may purchase the Company’s products using PayPal after the Company provides the customer with payment instructions.

Technology, page 25

6.            Refer to prior comment 28. We note your representation that Lions Gate Lighting has updated and revised its website to clarify that the 25 years’ experience is that of Sunway Lighting. Please reconcile this with disclosure here that Sunway Lighting has “over ten years experience in designing, manufacturing and testing LED products.”

The disclosure set out on page 25 of the Form SB-2/A has been reconciled with the information set out in the Company’s website regarding the experience of Sunway Lighting.

Results of Operations for the Period from May 2, 2005 (date of inception) to February 28, 2006, page 27

7.	Based on disclosures that sales and marketing consultant costs were $22,540, professional fees

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were $8,738, advertising expenses were $1,127, amortization expense was $2,242, and office and general expenses were $1,241, the statement that Lions Gate Lighting’s operating expenses totaled $37,522 during the period covered by the audited financial statements for the period ending February 28, 2006 appears inaccurate. Please revise and advise.

The description of the Company’s operating expenses on page 28 of the Form SB-2/A has been revised to reconcile total expenses of $37,522, which number consists of sales and marketing consultant costs of $22,540, professional fees of $8,738, advertising expenses of $1,127, amortization expense of $2,242 and office and general expenses of $2,875.

8.            We note that in response to prior comment 14 you state that you expect your net sales and marketing consulting costs to decrease from $22,540 for the period ending February 28, 2006 to between $10,000 and $20,000 for the next 12 months. Please explain why you believe these costs will decrease, particularly since you have a substantial majority of required sales remaining under the distribution agreement left to achieve before May 5, 2007.

The Company has re-evaluated the anticipated sales and marketing consultant costs for the next twelve month period and has determined that such costs will increase to between approximately $24,000 and $40,000. In addition, the Company anticipates that advertising costs for the next twelve month period will increase to between $10,000 and $20,000. The Company has revised the disclosure under the heading “Results of Operations for the Period from May 2, 2005 (date of inception) to February 28, 2006” on page 28 of the Form SB-2/A and has revised the disclosure under the heading “Plan of Operations” on page 29 of the Form SB-2/A.

Financial Statements for the Period Ended May 31, 2006

Interim Consolidated Balance Sheet, page 48

9.            We read on page 18 under legal proceedings that you recently sued a customer to collect funds that the customers owes you for the purchase of goods. We have the following comments:

•	Please tell us whether this amount is included in your May 31, 2006 accounts receivable balance.
•	Please tell us whether you had an allowance for doubtful accounts at May 31, 2006. If not, please tell us how you determined at May 31, 2006 that no allowance was necessary.
•

Please confirm to us that you will carefully assess the need for an allowance for doubtful accounts in the future. Also confirm that if you have an allowance for doubtful accounts in the future, you will disclose in your financial statements the balance of the allowance.

The Company has included an allowance for doubtful accounts in the amount of $4,412. Such amount is included in the accounts receivable balance as at August 31, 2006. The Company confirms that it will carefully assess the need for an allowance for doubtful accounts in the future and will disclose the balance of the allowance on a going-forward bases.

Interim Consolidated Statement of Operations, page 49

Interim Consolidated Statement of Cash Flows, page 50

10.          It is unclear to us why you have not provided a statement of operations and a statement of cash flows for the comparable period of the preceding fiscal year. Please refer to the last sentence of Item 310(b) of Regulation S-B. Please advise or revise.

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The Company has included a statement of operations and a statement of cash flows for the comparable period of the preceding fiscal year in accordance with Item 310(b) of Regulation S-B in the interim financial statements for the period ended August 31, 2006.

Exhibit 5.1

11.          Refer to prior comment 24. As noted previously, counsel must consent also to being named under “Experts” on page 21 in the registration statement. See Rule 436 of Regulation C under the Securities Act. See also paragraph 23 of Schedule 23 of Schedule A of the Securities Act. Note that we will not object to counsel’s statement that it does not admit that it is an expert within the meaning of section 7 of the Securities Act. Since you did not revise the consent to include counsel’s consent to being named in the registration statement, please advise.

We have reviewed Rule 436 of Regulation C and item 23 of Schedule 23 of the Securities Act of 1933. As per our telephone conversation, we have determined that our firm does not constitute an “expert” within the meaning of Rule 436. As is required by Schedule 23, however, we have included our firm’s name and address on page 21 of the Form SB-2/A under the heading “Description of Common Stock.” Accordingly, we have included a consent to include the legal opinion as an attachment to the Form SB-2/A and to the reference of our firm under the heading “Description of Common Stock.” The consent is included in our legal opinion which is attached as exhibit 5.1 to the Form SB-2/A.

Exhibit 23.1

12.          Lions Gate Lighting’s independent public accountants must consent also to being named under “Experts” on page 21 in the registration statement. We note that the consent filed with the initial registration statement did include Lions Gate Lighting’s independent public accountants’ consent to being named in the registration statement. Please revise.

The independent public accountant of the Company has filed a consent with the Form SB-2/A whereby it consents to being named as an expert in the Form SB-2/A. Please see exhibit 23.1 of the Form SB-2/A.

We look forward to any further comments you may have regarding this Form SB-2/A or with respect to any of the above responses. Should you have any questions, please do not hesitate to contact the writer directly at 604.891.7730.

Yours truly,

CLARK WILSON LLP

Per: /s/ Cam McTavish

Cam McTavish

CZM

Encl.

cc:	Lions Gate Lighting Corp.
Attention: Robert Fraser

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